PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Depreciation	$ 214,664	$ 201,090	$ 266,773	$ 414,623	$ 74,053
General and Administrative Expense [Member]
Depreciation	198,979	18,525	65,107	162,150	35,812
Construction in Progress [Member]
Depreciation	$ 15,685	$ 182,565	$ 201,666	$ 252,473	$ 38,241